Property, Plant, and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalised	$ 2	$ 9	$ 16
Capitalisation rate of borrowing costs eligible for capitalisation	4.454%		5.87%
Mining property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Assets under finance leases	$ 65	$ 65